UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mount Lucas Management Corporation
Address:   47 Hulfish Street, Suite 510
           Princeton, NJ 08542

Form 13F File Number: 28-110210

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Timothy J. Rudderow
Title:  President
Phone:  609-924-8868

Signature,  Place,  and  Date  of  Signing:

/s/ Timothy J. Rudderow             Princeton, New Jersey             2/14/2006
-----------------------             ---------------------             ---------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           53
                                         -----------
Form 13F Information Table Value Total:   $1,018,191
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AETNA INC                      COM              00817Y108     2215   23489 SH  0    SOLE               23489      0    0
AMERADA HESS CORP              COM              023551104     8546   67384 SH  0    SOLE               67384      0    0
AMERICAN INTERNATIONAL GROUP   COM              026874107     6660   97608 SH  0    SOLE               97608      0    0
AON CORP                       COM              037389103     2146   59672 SH  0    SOLE               59672      0    0
APPLE COMPUTER INC             COM              037833100     4605   64070 SH  0    SOLE               64070      0    0
ASHLAND INC                    COM              044209104     8575  148090 SH  0    SOLE              148090      0    0
BANK OF AMERICA CORP           COM              060505104    18157  393424 SH  0    SOLE              393424      0    0
BLACKROCK DIVIDEND ACHIEVERS   COM              09250N107     2558  205400 SH  0    SOLE              205400      0    0
BUNGE LIMITED                  COM              G16962105    24678  435935 SH  0    SOLE              435935      0    0
CHEVRON CORP                   COM              166764100    16356  288120 SH  0    SOLE              288120      0    0
CHUBB CORP                     COM              171232101     8325   85254 SH  0    SOLE               85254      0    0
CITIGROUP INC                  COM              172967101    15217  313542 SH  0    SOLE              313542      0    0
CITIGROUP INC                  COM              172967101    48530 1000000 SH  CALL SOLE             1000000      0    0
CONOCOPHILLIPS                 COM              20825C104    15875  272879 SH  0    SOLE              272879      0    0
COVENTRY HEALTH CARE INC       COM              222862104     2078   36472 SH  0    SOLE               36472      0    0
CUMMINS INC                    COM              231021106    16647  185526 SH  0    SOLE              185526      0    0
DU PONT (E.I.) DE NEMOURS      COM              263534109    18704  440100 SH  CALL SOLE              440100      0    0
EASTMAN CHEMICAL COMPANY       COM              277432100     7698  149213 SH  0    SOLE              149213      0    0
EOG RESOURCES INC              COM              26875P101     4443   60562 SH  0    SOLE               60562      0    0
EXPRESS SCRIPTS INC            COM              302182100     2155   25723 SH  0    SOLE               25723      0    0
FANNIE MAE                     COM              313586109     9052  185455 SH  0    SOLE              185455      0    0
FANNIE MAE                     COM              313586109    75138 1539400 SH  CALL SOLE             1539400      0    0
FEDERATED DEPARTMENT STORES    COM              31410H101     8499  128138 SH  0    SOLE              128138      0    0
GABELLI DIVIDEND & INCOME TR   COM              36242H104     4860  275800 SH  0    SOLE              275800      0    0
GREATER CHINA FUND             COM              39167B102     4598  352592 SH  0    SOLE              352592      0    0
HARTFORD FINANCIAL SVCS GRP    COM              416515104     8116   94496 SH  0    SOLE               94496      0    0
HUMANA INC                     COM              444859102     2576   47406 SH  0    SOLE               47406      0    0
JOHN HANCOCK T/A DVD INCOME    COM              41013V100     3069  182500 SH  0    SOLE              182500      0    0
JPMORGAN CHASE & CO            COM              46625H100    20505  516629 SH  0    SOLE              516629      0    0
KB HOME                        COM              48666K109    10861  149469 SH  0    SOLE              149469      0    0
LOUISIANA-PACIFIC CORP         COM              546347105     8409  306118 SH  0    SOLE              306118      0    0
MARATHON OIL CORP              COM              565849106    16980  278497 SH  0    SOLE              278497      0    0
MCDONALD'S CORP                COM              580135101     7864  233200 SH  0    SOLE              233200      0    0
MCKESSON CORP                  COM              58155Q103     2228   43193 SH  0    SOLE               43193      0    0
MONSANTO CO                    COM              61166W101     2299   29653 SH  0    SOLE               29653      0    0
NABORS INDUSTRIES LTD          SHS              G6359F103    17508  231124 SH  0    SOLE              231124      0    0
NASDAQ-100 INDEX TRCKNG STCK   UNIT SER 1       631100104   374066 9256800 SH  CALL SOLE             9256800      0    0
NOBLE CORP                     SHS              G65422100    29210  414091 SH  0    SOLE              414091      0    0
NORDSTROM INC                  COM              655664100     2203   58912 SH  0    SOLE               58912      0    0
NUCOR CORP                     COM              670346105     8212  123076 SH  0    SOLE              123076      0    0
NVIDIA CORP                    COM              67066G104     2197   60100 SH  0    SOLE               60100      0    0
OIL SERVICE HOLDRS TRUST       DEPOSTRY RCPT    678002106    18407  142800 SH  0    SOLE              142800      0    0
PETROCHINA CO LTD -ADR         SPONSORED ADR    71646E100    27552  336163 SH  0    SOLE              336163      0    0
PHELPS DODGE CORP              COM              717265102     8755   60854 SH  0    SOLE               60854      0    0
SCHLUMBERGER LTD               COM              806857108    34866  358883 SH  0    SOLE              358883      0    0
SCHNITZER STEEL INDS INC-A     COM              806882106     5754  188120 SH  0    SOLE              188120      0    0
SPDR TRUST SERIES 1            UNIT SER 1       78462F103      971    7800 SH  0    SOLE                7800      0    0
SUNOCO INC                     COM              86764P109     4412   56289 SH  0    SOLE               56289      0    0
TRANSOCEAN INC                 ORD              G90078109    35468  508938 SH  0    SOLE              508938      0    0
UNUMPROVIDENT CORP             COM              91529Y106     8538  375272 SH  0    SOLE              375272      0    0
VALERO ENERGY CORP             COM              91913Y100     4661   90334 SH  0    SOLE               90334      0    0
WACHOVIA CORP                  COM              929903102     7929  150000 SH  0    SOLE              150000      0    0
WEYERHAEUSER CO                COM              962166104     8260  124507 SH  0    SOLE              124507      0    0
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